Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	¥ 5,420	$ 34	¥ 3,001	¥ 2,148
Software [Member]
Intangible Assets, Net [Line Items]
Weighted average remaining useful lives	3 years 8 months 12 days	3 years 8 months 12 days	3 years 10 months 24 days
Patents [Member]
Intangible Assets, Net [Line Items]
Weighted average remaining useful lives	7 years	7 years